Cover	12 Months Ended
May 31, 2026
Cover [Abstract]
Document Type	PRE 14A
Entity Registrant Name	CHRONOSCALE HOLDINGS CORPORATION
Entity Central Index Key	0001549084
Amendment Flag	false